Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015 [1]	Jun. 30, 2015 [1]	Mar. 31, 2015 [1]	Dec. 31, 2014 [1]	Sep. 30, 2014 [1]	Jun. 30, 2014 [1]	Mar. 31, 2014 [1]	Dec. 31, 2015	Dec. 31, 2014 [1]	Dec. 31, 2013 [1]
Revenues
Operating lease revenue									$ 429,691	$ 406,563	$ 351,792
Finance lease income									299	0	0
Equity earnings from unconsolidated subsidiary									1,159	3,562	1,491
Gain on sale of aircraft									28,959	14,761	5,421
Interest and other income									2,289	662	1,930
Total revenues	$ 123,634	$ 112,655	$ 102,822	$ 123,286	$ 120,288	$ 102,374	$ 108,566	$ 94,320	462,397	425,548	360,634
Expenses
Depreciation									159,732	166,983	138,336
Aircraft impairment									66,093	1,200	6,166
Interest expense									145,448	142,519	120,399
Selling, general and administrative									33,674	41,033	39,593
Ineffective, dedesignated and terminated derivatives									4,134	72	(1,263)
Net (gain) loss on extinguishment of debt									17,491	(2,194)	(15,147)
Maintenance and other costs									7,628	7,060	15,476
Total expenses									434,200	356,673	303,560
Net income before provision for income taxes									28,197	68,875	57,074
Provision for income taxes									5,399	8,691	3,134
Net income	$ 19,145	$ 27,483	$ (43,695)	$ 19,865	$ 17,314	$ 13,471	$ 21,746	$ 7,653	$ 22,798	$ 60,184	$ 53,940
Weighted average number of shares:
Basic (in shares)									41,222,690	41,405,211	34,129,880
Diluted (in shares)									41,315,149	41,527,584	34,243,456
Earnings per share:
Basic (in dollars per shares)	$ 0.47	$ 0.66	$ (1.06)	$ 0.47	$ 0.41	$ 0.32	$ 0.52	$ 0.17	$ 0.52	$ 1.42	$ 1.55
Diluted (in dollars per shares)	$ 0.47	$ 0.66	$ (1.06)	$ 0.47	$ 0.41	$ 0.32	$ 0.52	$ 0.17	0.52	1.42	1.55
Dividends declared and paid per share (in dollars per shares)									$ 1.00	$ 1.00	$ 0.88

[1]	As restated